UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175
Exact name of registrant as specified in charter:	Jennison Sector Funds, Inc.
Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102
Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102
Registrant’s telephone number, including area code:	973-367-7521
Date of fiscal year end:	11/30/2006
Date of reporting period:	8/31/2006

Item 1. Schedule of Investments

Jennison Financial Services Fund

Schedule of Investments

as of August 31, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.1%
COMMON STOCKS

Capital Markets 30.7%
37,000	Affiliated Managers Group, Inc.(a)(b)	$3,423,610
71,000	Bank of New York Co., Inc. (The)	2,396,250
111,800	Charles Schwab Corp. (The)	1,823,458
56,500	E*Trade Financial Corp.(a)	1,332,835
143,300	Eaton Vance Corp.	3,810,347
25,300	Evercore Partners Inc. (class A)(a)	727,375
6,900	Goldman Sachs Group, Inc.	1,025,685
73,700	Lazard Ltd. (Class A)(b)	2,774,805
58,900	Mellon Financial Corp.	2,192,847
63,300	Merrill Lynch & Co., Inc.	4,654,449
28,500	Nuveen Investments, Inc. (Class A)	1,360,590
102,400	UBS AG	5,813,249

		31,335,500

Commercial Banks 3.3%
40,300	Bank of the Ozarks, Inc.(b)	1,286,376
114,700	UCBH Holdings, Inc.	2,080,658

		3,367,034

Commercial Services & Supplies 1.5%
13,200	Mobile Mini, Inc.(a)(b)	355,344
33,100	Paychex, Inc.	1,188,621

		1,543,965

Consumer Finance 11.8%
109,900	American Express Co.	5,774,146
32,700	Capital One Financial Corp.	2,390,370
80,400	SLM Corp.	3,901,812

		12,066,328

Diversified Financial Services 21.2%
145,694	Bank of America Corp.	7,498,870
82,800	Citigroup, Inc.	4,086,180
36,600	Deutsche Boerse AG (Germany)	5,544,744
112,000	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	760,372
35,400	IntercontinentalExchange, Inc.(a)	2,239,404
65,800	KKR Private Equity Investors LLP, RDU, 144A(a)(g)	1,486,422
	(Cost $1,642,755; purchased 5/3/06-5/5/06)

		21,615,992

Household Durables 0.5%
11,200	Lennar Corp. (Class A)	502,208

Insurance 16.7%
136,304	American International Group, Inc.	8,698,921
117,100	Axis Capital Holdings Ltd.	3,797,553
475,000	Benfield Group Ltd. (United Kingdom)	3,337,300
67,800	Montpelier Re Holdings Ltd.(b)	1,223,790

		17,057,564

IT Services 0.8%
29,500	Wright Express Corp.(a)	793,550

Real Estate Investment Trusts 3.4%
71,900	Redwood Trust, Inc.(b)	3,497,216

Thrifts & Mortgage Finance 6.2%
123,398	Countrywide Financial Corp.	4,170,852
28,300	Golden West Financial Corp.	2,136,367

		6,307,219

	Total long-term investments (cost $83,353,538)	98,086,576

Jennison Financial Services Fund

Schedule of Investments

as of August 31, 2006 (Unaudited)

Shares	Description	Value
SHORT-TERM INVESTMENTS 12.8%
Affiliated Money Market Mutual Fund 12.7%
12,988,012	Dryden Core Investment Fund - Taxable Money Market Series (cost $12,988,012 ; includes $6,941,038 of cash collateral received for securities on loan)(c)(d)	12,988,012

Principal Amount (000)
U.S. Government Securities 0.1%
$ 105	United States Treasury Bill 5.05% 12/21/06(e)	103,442
	Total short-term investments (cost $13,091,380)	13,091,454

	Total Investments(f)(h) 108.9% (cost $96,444,918)	111,178,030
	Liabilities in excess of other assets (8.9%)	(9,074,957)

	Net Assets 100%	$102,103,073

The following abbreviation is used in portfolio descriptions:

RDU – Restricted Depositary Unit.

(a)	Non-income producing security.
(b)	All or a portion of a security is on loan. The aggregate market value of such securities is $6,721,861; cash collateral of $6,941,038 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	Percentage quoted represent yield-to-maturity as of purchase date.
(f)	As of August 31, 2006, one security representing $1,486,442 and 1.3% of the total market value was fair valued in accordance with the policies adopted by the Board of Directors.
(g)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified Institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(h)	The United States Federal income tax basis of the fund’s investments and the net unrealized appreciation as of August 31, 2006 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$96,691,357	$15,878,310	$1,391,637	$14,486,673

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Jennison Health Sciences Fund

Schedule of Investments

as of August 31, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.5%
COMMON STOCKS 95.7%

Biotechnology 32.0%
857,856	Acorda Therapeutics, Inc.(a)	$2,504,940
395,300	Alexion Pharmaceuticals, Inc.(a)(e)	14,843,515
188,095	Amgen, Inc.(a)	12,777,293
1,505,000	AVANIR Pharmaceuticals Co. (Class A)(a)(e)	10,640,350
10,200	Biogen Idec, Inc.(a)	450,228
1,000,000	BioMarin Pharmaceutical, Inc.(a)(e)	16,640,000
315,000	Biosphere Medical, Inc.(a)	2,006,550
299,200	Celgene Corp.(a)(e)	12,174,448
128,400	Cephalon, Inc.(a)(e)	7,321,368
212,300	Genentech, Inc.(a)	17,518,996
418,500	Gilead Sciences, Inc.(a)(e)	26,532,900
727,400	Keryx Biopharmaceuticals, Inc.(a)(e)	9,987,202
960,512	Merrimack Pharmaceuticals, Inc., Private Placement (cost $4,322,304; purchased 3/24/06)(a)(b)(c)(g)	4,322,304
1,852,900	MGI Pharma, Inc.(a)(e)	28,034,376
2,000,000	Microbia, Inc., Private Placement, Series E (cost $7,640,000; purchased 2/21/06)(a)(b)(c)(g)	7,640,000
416,215	Myogen, Inc.(a)	14,484,282
600,900	Nuvelo, Inc.(a)	12,444,639
866,500	Onyx Pharmaceuticals, Inc.(a)(e)	13,092,815
927,310	Panacos Pharmaceuticals, Inc.(a)	5,239,302
34,400	PDL BioPharma, Inc.(a)	677,680
532,600	Progenics Pharmaceuticals, Inc.(a)	12,058,064
963,800	Regeneron Pharmaceuticals, Inc.(a)	15,305,144
157,500	Renovis, Inc.(a)(e)	2,321,550
615,600	Telik, Inc.(a)(e)	10,976,148
922,600	Vanda Pharmaceuticals, Inc.(a)(e)	8,700,118
352,500	Vertex Pharmaceuticals, Inc.(a)(e)	12,143,625

		280,837,837

Healthcare Equipment & Supplies 8.3%
126,400	Alcon, Inc.	14,888,656
165,000	Conor Medsystems, Inc.(a)	4,455,000
11,000	Medtronic, Inc.	515,900
401,400	Mentor Corp. (e)	19,483,956
539,100	NxStage Medical, Inc.(a)	5,245,443
261,600	Resmed, Inc.(a)	10,641,888
488,990	St. Jude Medical, Inc.(a)	17,804,126

		73,034,969

Healthcare Providers & Services 25.0%
579,600	Aetna, Inc.	21,601,692
207,200	Cardinal Health, Inc.	13,969,424
479,700	Caremark Rx, Inc.	27,793,818
199,100	CIGNA Corp.	22,512,237
237,800	Community Health Systems, Inc.(a)	9,217,128
5,044	Coventry Health Care, Inc.(a)	273,587
157,000	DaVita, Inc.(a)	9,162,520
5,200	Health Net, Inc.(a)	217,412
484,100	Humana, Inc.(a)	29,496,212
298,200	McKesson Corp.	15,148,560
183,000	Medco Health Solutions, Inc.(a)	11,596,710
253,800	Omnicare, Inc.	11,499,678
495,950	UnitedHealth Group, Inc.	25,764,603
279,700	WellPoint, Inc.(a)	21,651,577

		219,905,158

Healthcare Technology 5.1%
813,400	Allscripts Healthcare Solution(a)(e)	16,560,824
620,600	Cerner Corp.(a)(e)	28,584,836

		45,145,660

Life Sciences Tools & Services 0.3%
2,600	Fisher Scientific International, Inc.(a)	203,398
46,600	Techne Corp.(a)	2,371,940

		2,575,338

Pharmaceuticals 25.0%
450,000	Abbott Laboratories	21,915,000
467,000	Abraxis Bioscience, Inc.(a)(e)	11,618,960
975,000	Akorn, Inc.(a)(e)	3,802,500
570,100	Biovail Corp.	9,315,434
336,700	Forest Laboratories, Inc.(a)	16,828,266
1,364,800	Impax Laboratories, Inc.(a)(e)	8,257,040
220,900	KV Pharmaceutical Co. (Class A)(a)(e)	4,932,697
65,800	Merck & Co., Inc.	2,668,190
483,700	Novartis AG (ADR) (Switzerland)	27,628,945
7,000	Novo-Nordisk A/S (ADR) (Denmark)	516,460
321,300	Pfizer, Inc.	8,855,028
12,100	Roche Holding AG (Switzerland)	2,230,564
284,700	Roche Holding Ltd. (ADR) (Switzerland)	26,196,699
337,300	Sanofi-Aventis (ADR) (France)	15,161,635
470,500	Schering-Plough Corp.	9,856,975
289,700	Shire PLC (ADR) (United Kingdom)	14,847,125
498,100	Somaxon Pharmaceuticals, Inc.(a)(e)	6,948,495
293,000	Wyeth	14,269,100
616,642	Xenoport, Inc.(a)(e)	13,529,125

		219,378,238

	Total common stocks (cost $683,669,605)	840,877,200

Jennison Health Sciences Fund

Schedule of Investments

as of August 31, 2006 (Unaudited)

Shares	Description	Value
PREFERRED STOCKS(a) 0.6%

Biotechnology
200,000	Geneva Proteomics, Private Placement (cost $1,094,000; purchased 7/7/00)(b)(c)(g)	0

Pharmaceuticals 0.6%
1,400,000	Chemocentryx, Inc., Private Placement (cost $4,900,000; purchased 6/13/06)(b)(c)(g)	4,900,000

	Total preferred stocks (cost $5,994,000)	4,900,000

Units
WARRANTS(a) 0.2%

Biotechnology 0.2%
48,000	Bioenvision, Inc., expiring 3/22/09 (cost$0; purchased 3/15/04)(b)(c)(g)	44,172
700,000	Insmed, Inc., expiring 11/8/09 (cost $0; purchased 11/8/04)(b)(c)(g)	96,626
61,303	Myogen, Inc., expiring 9/29/09 (cost $7,663; purchased 9/29/04)(b)(c)(g)	1,719,063

		1,859,861

Pharmaceuticals
341,250	Akorn, Inc., expiring 3/8/11 (cost $0; purchased 3/8/06)(b)(c)(g)	202,028

	Total warrants (cost $7,663)	2,061,889

	Total long-term investments (cost $689,671,268)	847,839,089

Shares
SHORT-TERM INVESTMENTS 26.1%

Affiliated Money Market Mutual Fund 26.1%
229,237,906	Dryden Core Investment Fund - Taxable Money Market Series(f)(h) (cost $229,237,906, includes $193,132,294 of cash collateral received for securities on loan)	229,237,906

Principal Amount (000)
U.S. Government Securities
$105	United States Treasury Bill, 5.05%, 12/21/06(d) (cost $103,367)	103,442

	Total short-term investments (cost $229,341,273)	229,341,348

	Total Investments 122.6% (cost $919,012,541)(i)	1,077,180,437
	Liabilities in excess of other assets (22.6%)	(198,417,569)

	Net Assets 100%	$878,762,868

The following abbreviations are used in the portfolio descriptions:

ADR – American Depositary Receipt.

(a)	Non-income producing securities.
(b)	As of August 31, 2006, eight securities representing $18,924,193 and 1.8% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(c)	Indicates a restricted security; the aggregate cost of the restricted securities is $17,963,967. The aggregate value of $18,924,193 is approximately 2.2% of net assets.
(d)	Percentage quoted represent yield-to-maturity as of purchase date.
(e)	All or a portion of security is on loan. The aggregate market value of such securities is $183,518,465; cash collateral of $193,132,294 (included in liabilities) was received with which the portfolio purchased highly liquid short-term instruments.
(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates illiquid securities.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(i)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2006 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$ 935,734,685	$184,685,614	$43,239,862	$141,445,752

Jennison Utility Fund

Schedule of Investments

as of August 31, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.1%
COMMON STOCKS 97.9%

Commercial Services & Supplies 0.3%
3,500,000	Synagro Technologies, Inc.	$13,965,000

Construction & Engineering 1.5%
637,700	Vinci SA (France)	69,035,488
Diversified Telecommunication Services 9.6%
2,900,000	Alaska Communications Systems Group, Inc.	39,991,000
642,500	BellSouth Corp.	26,162,600
3,459,636	Chunghwa Telecom Co. Ltd., ADR (Taiwan)(b)	59,886,299
2,200,700	Citizens Communications Co.	30,347,653
1,638,400	Consolidated Communications Holdings, Inc.	28,098,560
1,868,300	Elisa Oyj (Class A) (Finland)	37,890,192
5,941,700	Koninklijke (Royal) KPN NV (Netherlands)	73,305,453
2,500,500	Verizon Communications, Inc.(b)	87,967,589
3,430,824	Windstream Corp.(b)	45,286,877

		428,936,223
Electric Utilities 23.7%
1,764,700	Allegheny Energy, Inc.(a)	73,658,578
1,151,000	Cez AS (Czech Republic)	42,977,154
1,926,200	Cleco Corp.	48,077,952
3,569,200	DPL, Inc.(b)	99,223,760
1,624,500	E.ON AG, ADR (Germany)	68,878,800
2,140,300	Edison International	93,402,692
1,621,100	Endesa SA, ADR (Spain)	56,657,445
562,100	Entergy Corp.	43,647,065
1,769,800	Exelon Corp.	107,922,404
812,400	FirstEnergy Corp.	46,355,544
1,040,000	Fortum Oyj (Finland)	27,980,270
1,807,900	FPL Group, Inc.	80,361,155
2,658,600	PPL Corp.(b)	92,971,242
2,786,900	Reliant Energy, Inc.(a)(b)	37,511,674
1,888,200	Scottish & Southern Energy PLC (United Kingdom)	43,286,230
5,877,659	Scottish Power PLC (United Kingdom)	69,441,878
664,900	Unisource Energy Corp.	22,945,699

		1,055,299,542

Electrical Equipment 0.2%
816,100	Evergreen Solar, Inc.(a)(b)	8,307,898

Gas Utilities 11.7%
1,544,500	AGL Resources, Inc.	56,204,355
1,397,200	Enagas (Spain)	31,844,453
536,200	Energen Corp.	23,399,768
3,224,200	Equitable Resources, Inc.	118,844,012
422,600	Kinder Morgan, Inc.(b)	44,102,536
1,356,100	ONEOK, Inc.	51,897,947
1,692,600	Questar Corp.	146,477,604
1,664,800	Southern Union Co.	46,015,072

		518,785,747
Independent Power Producers & Energy Traders 10.3%
5,085,200	Drax Group PLC (United Kingdom)(a)	87,141,660
4,100,000	Dynegy, Inc. (Class A)(a)	25,420,000
2,188,100	NRG Energy, Inc.(a)(b)	110,805,384
650,000	Ormat Technologies, Inc.	23,653,500
3,225,800	TXU Corp.	213,580,218

		460,600,762

Metals & Mining 0.6%
1,465,100	Alpha Natural Resources, Inc.(a)(b)	26,562,263

Multi-Utilities 9.9%
11,344,600	Aquila, Inc.(a)	51,958,268
2,739,000	CMS Energy Corp.(a)(b)	40,098,960
1,426,300	Duke Energy Corp.	42,789,000
1,253,400	PNM Resources, Inc.	35,934,978
328,100	Public Service Enterprise Group, Inc.	22,973,562
1,060,500	RWE AG (Germany)	97,076,068
3,014,200	Sempra Energy	149,866,024

		440,696,860

Oil, Gas & Consumable Fuels 18.1%
1,273,100	Alliance Holdings GP LP	27,613,539
912,100	Atlas Pipeline Holdings LP(a)(b)	21,197,204
1,321,100	Cheniere Energy, Inc.(a)(b)	43,464,190
1,865,700	CNX Gas Corp.(a)(b)	48,153,717
156,900	Copano Energy LLC	8,155,662
532,100	Crosstex Energy, Inc.(b)	49,059,620
5,206,500	El Paso Corp.	75,598,380
868,400	Energy Transfer Equity LP	23,542,324
1,592,000	Enterprise GP Holdings LP(b)	56,516,000
762,500	Nexen, Inc.	44,514,750
3,749,970	OPTI Canada, Inc. (Canada)(a)	68,973,935
1,000,000	Rentech, Inc.(a)(b)	5,240,000
288,100	Suncor Energy, Inc.	22,350,798
549,000	Sunoco, Inc.(b)	39,478,590
2,345,594	Trident Resources Corp. (Canada) (cost $34,626,921; purchased 12/04/03-3/09/06)(a)(d)(e)	106,106,668
647,700	Valero Energy Corp.(b)	37,177,980
5,221,100	Williams Cos., Inc.	128,595,693

		805,739,050

Wireless Telecommunication Services 12.0%
967,500	ALLTEL Corp.(b)	52,448,175
2,678,500	America Movil SA de CV, ADR (Mexico), Series L(b)	99,934,835
1,998,800	American Tower Corp. (Class A)(a)	71,676,968
9,158,100	Dobson Communications Corp. (Class A)(a)(b)	62,916,147
1,819,700	Hutchison Telecommunications International Ltd., ADR (Hong Kong)(a)(b)	48,185,656
639,296	Millicom International Cellular SA(a)(b)	24,945,330
1,833,000	NII Holdings, Inc.(a)(b)	97,790,550
3,423,700	Vodafone Group PLC, ADR (United Kingdom)(b)	74,431,238

		532,328,899
	Total common stocks (cost $2,841,605,535)	4,360,257,732

Units
PREFERRED STOCK AND WARRANT 0.2%

Oil, Gas & Consumable Fuels
	Trident Series B
160,000	7%, expiring 3/10/13 @ $62.50 (cost $10,000,000; purchased 07/07/06)(a)(d)(e)	10,000,000

	Total long-term investments (cost $2,851,605,535)	4,370,257,732

Jennison Utility Fund

Schedule of Investments

as of August 31, 2006 (Unaudited)

Shares	Description	Value
SHORT-TERMINVESTMENT 11.5%
Affiliated Money Market Mutual Fund
513,501,851	Dryden Core Investment Fund - Taxable Money Market Series(c)(f) (cost $513,501,851; includes $443,108,623 of cash collateral received for securities on loan)	513,501,851

	Total Investments 109.6% (cost $3,365,107,386)(g)	4,883,759,583
	Liabilities in excess of other assets (9.6%)	(429,399,564)

	Net Assets 100.0%	$4,454,360,019

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $425,631,723; cash collateral of $443,108,623 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	As of August 31, 2006, two securities representing $116,106,668 or 2.6% of net assets were fair valued in accordance with policies adopted by the Board of Directors.
(e)	Indicates security is illiquid and restricted as to resale. The aggregate cost of such securities is $44,626,921. The aggregate market value of $116,106,668 is approximately 2.6% of net assets.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2006 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$3,366,875,555	$1,562,806,584	$(45,922,556)	$1,516,884,028

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Jennison Technology Fund

Schedule of Investments

as of August 31, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 100.3%
COMMON STOCKS

Capital Markets 2.5%
172,500	TD Ameritrade Holdings Corp.	$3,022,200

Commercial Services & Supplies 9.9%
102,800	ChoicePoint, Inc.(a)(b)	3,716,220
118,200	Monster Worldwide, Inc.(a)	4,815,468
103,300	Paychex, Inc.	3,709,503

		12,241,191

Communications Equipment 17.6%
222,600	Avaya, Inc.(a)	2,326,170
198,300	Cisco Systems, Inc.(a)	4,360,617
177,500	Comverse Technology, Inc.(a)(b)	3,709,750
110,400	Corning, Inc.(a)	2,455,296
178,600	Nokia Corp., ADR (Finland)	3,729,168
70,300	Polycom, Inc.(a)	1,672,437
58,500	QUALCOMM, Inc.	2,203,695
65,000	Redback Networks, Inc.(a)	1,211,600

		21,668,733

Computers & Peripherals 5.6%
64,300	Apple Computer, Inc.(a)	4,362,755
64,700	Avid Technology, Inc.(a)(b)	2,577,001

		6,939,756

Electronic Equipment & Instruments 5.5%
52,500	Amphenol Corp. (Class A)	3,017,175
130,700	Tektronix, Inc.	3,704,038

		6,721,213

Health Care Technology 2.3%
61,200	Cerner Corp.(a)(b)	2,818,872

Internet & Catalog Retail 1.9%
182,400	GSI Commerce, Inc.(a)(b)	2,393,088

Internet Software & Services 12.1%
116,000	Digital River, Inc.(a)(b)	5,630,640
227,200	Digitas, Inc.(a)(b)	2,031,168
9,500	Google, Inc. (Class A)(a)	3,596,035
129,400	Yahoo!, Inc.(a)(b)	3,729,308

		14,987,151

IT Services 0.9%
31,800	Checkfree Corp.(a)	1,138,440
Semiconductors & Semiconductor Equipment 14.1%
123,400	Broadcom Corp. (Class A)(a)	3,632,896
173,500	Integrated Device Technology, Inc.(a)	2,989,405
132,600	Intersil Corp. (Class A)	3,361,410
69,400	Marvell Technology Group, Ltd.(a)	1,215,194
114,100	PMC - Sierra, Inc.(a)(b)	780,444
137,300	Teradyne, Inc.(a)	1,927,692
108,700	Texas Instruments, Inc.	3,542,533

		17,449,574

Software 24.1%
160,800	Adobe Systems, Inc.(a)	5,216,352
124,600	Amdocs Ltd.(a)	4,728,570
18,100	Autodesk, Inc.(a)	629,156
261,800	BEA Systems, Inc.(a)(b)	3,594,514
100,200	Citrix Systems, Inc.(a)	3,074,136
18,700	Electronic Arts, Inc.(a)(b)	953,139
154,800	Microsoft Corp.	3,976,812
271,300	Quest Software, Inc.(a)(b)	3,779,209
78,900	SAP AG, ADR (Germany)(b)	3,766,686

		29,718,574

Wireless Telecommunication Services 3.8%
87,800	NII Holdings, Inc.(a)(b)	4,684,130

	Total long-term investments (cost $104,946,099)	123,782,922

Jennison Technology Fund

Portfolio of Investments

as of August 31, 2006 (Unaudited)

Shares	Description	Value
SHORT-TERM INVESTMENT
Affiliated Money Market Mutual Fund 27.5%
33,954,888	Dryden Core Investment Fund - Taxable Money Market Series (cost $33,954,888; includes $33,720,776 of cash collateral received for securities on loan) (c)(d)	$33,954,888

	Total Investments 127.8% (cost $138,900,987) (e)	157,737,810
	Liabilities in excess of other assets (27.8%)	(34,352,401)

	Net Assets 100%	$123,385,409

The following abbreviation is used in portfolio descriptions:

ADR—American Depository Receipt.

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $32,180,166; cash collateral of $33,720,776 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investment LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2006 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$139,897,628	$22,221,259	$4,381,077	$17,840,182

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of August 31, 2006, the Health Sciences and Utility Fund held securities whose value required adjustments in accordance with such procedures.

The Health Sciences and Utility Funds held illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The restricted securities held by the Funds as of August 31, 2006 include registration rights. Restricted securities, including private placements, are valued pursant to the valuation procedures noted above.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

The Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Sector Funds, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	October 27, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date October 27, 2006

*	Print the name and title of each signing officer under his or her signature.